Summary of Significant Accounting Policies - Schedule of Information Relating to Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	38 years
Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvement and Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	shorter of lease term or 5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Minimum [Member] | Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Minimum [Member] | Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated residual value	5.00%
Minimum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated residual value	5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated residual value	10.00%
Maximum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated residual value	10.00%